Fair Value of Derivative Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Designated as hedging instruments USD ($)	Mar. 31, 2012 Designated as hedging instruments JPY (¥)	Mar. 31, 2011 Designated as hedging instruments JPY (¥)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other current liabilities USD ($)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2011 Designated as hedging instruments Forward contracts Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other liabilities USD ($)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other liabilities JPY (¥)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other current assets USD ($)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Designated as hedging instruments Forward contracts Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Designated as hedging instruments Forward contracts Deferred income taxes and other assets JPY (¥)	Mar. 31, 2012 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities USD ($)	Mar. 31, 2012 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2011 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2012 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets USD ($)	Mar. 31, 2012 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments USD ($)	Mar. 31, 2012 Undesignated derivative instruments JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other current liabilities USD ($)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Forward contracts Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other liabilities USD ($)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Forward contracts Deferred income taxes and other liabilities JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other current assets USD ($)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Forward contracts Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities USD ($)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other liabilities USD ($)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other liabilities JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets USD ($)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other assets USD ($)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other assets JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other assets JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Option contracts Deferred income taxes and other current assets USD ($)	Mar. 31, 2012 Undesignated derivative instruments Option contracts Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Option contracts Deferred income taxes and other current assets JPY (¥)
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	$ 46,890	¥ 3,845,000	¥ 11,031,000	$ 20,756	¥ 1,702,000	¥ 139,000						$ 20,500	¥ 1,681,000	¥ 11,000	¥ 2,000				$ 256	¥ 21,000	¥ 126,000	$ 26,134	¥ 2,143,000	¥ 10,892,000							$ 6,939	¥ 569,000	¥ 403,000							$ 13,439	¥ 1,102,000	¥ 6,967,000	$ 5,695	¥ 467,000	¥ 3,515,000	$ 61	¥ 5,000	¥ 7,000
Derivative liabilities, estimated fair value	$ 118,536	¥ 9,720,000	¥ 3,976,000	$ 78,451	¥ 6,433,000	¥ 1,288,000	$ 68,024	¥ 5,578,000	¥ 817,000	$ 1,281	¥ 105,000					$ 9,146	¥ 750,000	¥ 471,000				$ 40,085	¥ 3,287,000	¥ 2,688,000	$ 34,207	¥ 2,805,000	¥ 2,025,000	$ 671	¥ 55,000	¥ 126,000				$ 5,097	¥ 418,000	¥ 382,000	$ 110	¥ 9,000	¥ 155,000